Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes paid (refund) [abstract]
Schedule of reconciliation between statutory and effective income tax
The following table reconciles the Company’s theoretical tax expense to its effective tax expense:

	For the year ended December 31,
(in thousands of euros)	2021	2020	2019
Net loss	(47,003)	(33,590)	(50,915)
Effective tax expense	5	9	3
Recurring loss before tax	(47,058)	(33,581)	(50,912)
Theoretical tax rate (statutory rate in France)	26.50%	28.00%	31.00%
Theoretical tax (benefit) expense	(12,470)	(9,403)	(15,782)
Share-based payment	848	819	1,339
Other temporary differences	117	(6)	(1)
Other non-taxable items	(644)	(540)	(736)
Unrecognized tax losses	12,154	9,138	15,177
Effective tax expense	5	9	3
Effective tax rate	0.00%	0.00%	0.00%